Group Statement of Changes in Equity - GBP (£) £ in Millions		Total		Share capital [member]	Share premium [member]	Other reserves [member]	Retained earnings [member]		Share capital [member]	Share premium [member]	Other reserves [member]	Retained earnings [member]
Beginning balance at Mar. 31, 2017		£ 18,926							£ 2,172	£ 8,000	£ 1,591	£ 7,163
Profit for the period		881										881
Other comprehensive income (loss) before tax		(164)									(160)	(4)
Tax on other comprehensive (loss) income		8									(9)	17
Transferred to the income statement		78									78
Comprehensive (loss) income		803									(91)	894
Share-based payments		40										40
Other movements		3										3
Ending balance at Sep. 30, 2017		19,772							2,172	8,000	1,500	8,100
Beginning balance at Mar. 31, 2017		18,926							2,172	8,000	1,591	7,163
Profit for the period | Previously reported [member]		2,184
Profit for the period | Restated [member]		2,184
Transferred to the income statement | Previously reported [member]		277
Transferred to the income statement | Restated [member]		277
Comprehensive (loss) income | Previously reported [member]		3,731
Comprehensive (loss) income | Pension adjustments [member]		(393)
Comprehensive (loss) income | Restated [member]		3,338
Ending balance (Previously reported [member]) at Mar. 31, 2018		22,740		£ 2,172	£ 8,000	£ 1,241	£ 11,327		2,172	8,000	1,241	11,327
Ending balance (Pension adjustments [member]) at Mar. 31, 2018		(393)
Ending balance (Restated [member]) at Mar. 31, 2018		22,347		2,172	8,000	1,241	10,934		2,172	8,000	1,241	10,934
Ending balance at Mar. 31, 2018	[1]	22,347
IFRS opening balance adjustment		1,308	[2]				1,308	[2]				1,308
Tax on IFRS opening balance adjustment		(248)	[2]				(248)	[2]				(248)
Ending balance at Apr. 01, 2018		23,407		2,172	8,000	1,241	11,994		2,172	8,000	1,241	11,994
Beginning balance (Previously reported [member]) at Mar. 31, 2018		22,740		2,172	8,000	1,241	11,327		2,172	8,000	1,241	11,327
Beginning balance (Pension adjustments [member]) at Mar. 31, 2018		(393)
Beginning balance (Restated [member]) at Mar. 31, 2018		22,347		2,172	8,000	1,241	10,934		£ 2,172	£ 8,000	£ 1,241	£ 10,934
Beginning balance at Mar. 31, 2018	[1]	22,347
Profit for the period		1,144					1,144
Other comprehensive income (loss) before tax		264				556	(292)
Movements on cost of hedging reserve		(90)				(90)
Tax on other comprehensive (loss) income		28				(30)	58
Transferred to the income statement		(293)				(293)
Comprehensive (loss) income		1,053				143	910
Dividends		(2,500)					(2,500)
Share-based payments		36					36
Unclaimed dividends over 10 years		5					5
Other movements		(2)					(2)
Ending balance at Sep. 30, 2018		£ 21,999		£ 2,172	£ 8,000	£ 1,384	£ 10,443

[1]	Restatement to reflect the update to our retirement benefit obligation. See Note 2 to the condensed consolidated financial statements
[2]	See Note 1 to the condensed consolidated financial statements